Shareholders' Equity	6 Months Ended
Jun. 30, 2021
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 3 - Shareholders’ Equity

A.          General

The Company’s shares are traded on the NASDAQ Global Market under the symbol “CAMT”, and also listed and traded on the Tel-Aviv stock exchange

B.          Changes in Stock Options and RSUs

The number of stock options exercised in the three-month and six-month periods ended June 30, 2021, were 382,201 and 439,508, respectively.

In the first six months of 2021, 166,400 restricted share units (RSUs) were granted by the Company. The RSUs vest over a four-year period.

C.          Share-based Compensation Expense

The total share-based compensation expense amounted to $2,681, $1,768, $1,470, $951 and $4,235 for the six-month periods ended June 30, 2021 and 2020, the three-month periods ended June 30, 2021 and 2020 and the year ended December 31, 2020, respectively.